Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
                                                               December 31, 2001
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                              dated April 26, 2001


Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:



------------------------------------------- ----------------------------
Fund Name                                   Class
------------------------------------------- ----------------------------
The Internet Fund                           Advisor Class A Shares

The Medical Fund                            Advisor Class A Shares

The New Paradigm Fund                       Advisor Class A Shares

The Small Cap Opportunities Fund            Advisor Class A Shares
------------------------------------------- ----------------------------




Please retain this Supplement with your Prospectus for future reference.





                                                     No Load and Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
The Kinetics Government Money Market Fund
                                                               December 31, 2001
--------------------------------------------------------------------------------

              Supplement to the Statement of Additional Information
                              dated April 26, 2001

Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:



------------------------------------------- ----------------------------
Fund Name                                   Class
------------------------------------------- ----------------------------
The Internet Fund                           Advisor Class A Shares

The Medical Fund                            Advisor Class A Shares

The New Paradigm Fund                       Advisor Class A Shares

The Small Cap Opportunities Fund            Advisor Class A Shares
------------------------------------------- ----------------------------





Please retain this Supplement with your Statement of Additional Information for future reference.